December 19, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD INERNATIONALAL  EQUITY INDEX FUNDS (THE TRUST)

FILE NO.  33-32548

Ladies and Gentlemen:

Enclosed is the 80th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are: (1) to change the benchmark of Vanguard Total World Stock Index Fund (the Fund), a series of the above mentioned Trust; (2) to eliminate the purchase fee for the Fund; and (3) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we request that this Amendment be declared effective on February 28, 2012. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.  Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-2689 with any questions or comments concerning the enclosed Amendment.

Sincerely,

Nathan M. Will

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.
U.S. Securities and Exchange Commission